Fair Value Measurements - Schedule of Public Warrants (Details) - Public Warrants [Member]	Mar. 31, 2026	Dec. 31, 2025
Warrant exercise price [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Warrant exercise price	11.5	11.5
Risk-free rate	11.5	11.5
Dividend yield	11.5	11.5
Expected volatility	11.5	11.5
Class A common stock price	11.5	11.5
Risk-free rate [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Warrant exercise price	3.875	3.67
Risk-free rate	3.875	3.67
Dividend yield	3.875	3.67
Expected volatility	3.875	3.67
Class A common stock price	3.875	3.67
Dividend yield [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Warrant exercise price	0	0
Risk-free rate	0	0
Dividend yield	0	0
Expected volatility	0	0
Class A common stock price	0	0
Expected term (years) [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Expected term (years)	4 years 2 months 6 days	4 years 4 months 24 days
Expected volatility [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Warrant exercise price	194.44	100.58
Risk-free rate	194.44	100.58
Dividend yield	194.44	100.58
Expected volatility	194.44	100.58
Class A common stock price	194.44	100.58
Class A common stock price [Member]
Fair Value Measurements - Schedule of Public Warrants (Details) [Line Items]
Warrant exercise price	0.366	0.27
Risk-free rate	0.366	0.27
Dividend yield	0.366	0.27
Expected volatility	0.366	0.27
Class A common stock price	0.366	0.27